Income Taxes - Income (Loss) Before Income Taxes Earned by Tax Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Income before income taxes	$ 102,610	$ 70,369	$ 48,035
Canada
Income before income taxes	36,312	31,307	19,557
United States (US)
Income before income taxes	32,338	26,072	19,962
Other Countries [Member]
Income before income taxes	$ 33,960	$ 12,990	$ 8,516